Equipment	3 Months Ended
Jun. 07, 2017
The Crypto Company, Inc. [Member]
Equipment	NOTE 4 - EQUIPMENT Equipment as of June 7, 2017 consisted of:
Computer equipment	$12,309
Less accumulated depreciation	(253)

$12,056